Consideration payable - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Mar. 28, 2022	Jun. 30, 2021
Disclosure of contingent liabilities in business combination [line items]
Payments	$ 8,334	$ 1,421
Accretion expense	435	798
Gain (loss) on change in fair value of consideration payable	2,975	2,254
Estimated additional consideration payable	1,894	12,768		$ 9,102
Star Blue Inc
Disclosure of contingent liabilities in business combination [line items]
Payments	2,834	1,421
Accretion expense	177	684
Gain (loss) on change in fair value of consideration payable	1,466	2,349
Estimated additional consideration payable	$ 1,894	$ 6,017
Effective tax rate	26.22%	26.22%
Discount rate	4.90%	4.90%
NetFortris
Disclosure of contingent liabilities in business combination [line items]
Payments	$ 5,500	$ 0
Accretion expense	258	114
Gain (loss) on change in fair value of consideration payable	1,509	(95)
Estimated additional consideration payable	$ 0	$ 6,751	$ 11,500